Preferred Stock	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Preferred Stock
Preferred Stock

7. Preferred Stock

The authorized, issued and outstanding shares, issue price, conversion price, and liquidation preference of the Company’s preferred stock, including convertible preferred stock (Series A, Series A‑1 and Series B) and redeemable convertible preferred stock (Series C, Series D, Series D‑1, and Series E), as of the dates indicated were as follows (in thousands, except for share and per share data):

	September 30, 2020
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,520,423	$1.4700	$1.4700	$8,115
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
Series E	3,150,000	2,386,731	32.2080	32.2080	76,872
	35,305,078	25,684,404			$184,512

	December 31, 2019
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,560,141	$1.4700	$1.4700	$8,173
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
	32,155,078	23,337,391			$107,698

Issuance costs related to the convertible preferred stock are presented net against the proceeds within equity.

In April and May 2020, the Company received $65.0 million in cash proceeds from the issuance of redeemable convertible Series E preferred stock to private investors at a price per share of $32.208. Terms of the redeemable convertible Series E preferred stock are consistent with those of the redeemable convertible Series D‑1 preferred stock, except that the redeemable convertible Series E preferred stock includes multiple issuances. The Series E Stock Purchase Agreement required the Company to issue and sell, and the Series E investors to purchase, additional shares of redeemable convertible Series E preferred stock subsequent to the initial closing (the “redeemable convertible Series E preferred stock forward contract liability”). The Company concluded that the redeemable convertible Series E preferred stock forward contract liability met the definition of a freestanding financial instrument, as it was legally detachable and separately exercisable from the initial closing of the redeemable convertible Series E preferred stock. The forward contract liability had an immaterial value at the issue date.

In September 2020, the Company received $11.7 million in cash proceeds as settlement for the outstanding redeemable convertible Series E preferred stock forward contract liability and issuance of the underlying redeemable convertible Series E preferred stock to a private investor at a price per share of $32.208. Upon settlement and issuance, the cash proceeds of $11.7 million and the fair value of the redeemable convertible Series E preferred stock forward contract liability of $21.7 million was recorded as Redeemable convertible preferred stock on the Company’s Balance Sheet. During the nine-months ended September 30, 2020, the Company recognized a non-cash charge of $21.7 million related to changes in the fair value of the redeemable convertible Series E preferred stock forward contract liability, which was included in Other income (expense), net in the Statement of Operations.

In September 2020, the Company repurchased 39,718 convertible Series A preferred shares from an external investor for $30.50 per share. The difference between the repurchase price and the original issuance price of the shares was recorded as an increase to accumulated deficit and to the net loss attributable to common stockholders.

Significant terms of the convertible Series A, Series A‑1, and Series B, and redeemable convertible Series C, Series D, Series D‑1, and Series E preferred stock (collectively, the “Preferred Stock”) are as follows:

Liquidation Preference

In the event of a liquidation event, such as a merger or consolidation, or sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets, either voluntary or involuntary, the holders of preferred stock are entitled to receive out of the available assets of the Company, prior and in preference to any distribution to the holders of common stock, an amount per share equal to the greater of (i) one (1) time the original issue price of the Preferred Stock plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all shares of such preferred stock been converted into Class B common stock immediately prior to such liquidation, dissolution, winding up or Liquidation Event. Payment out of available assets will first be distributed to holders of the Series E preferred, Series D‑1 preferred, and Series D preferred as a group, then Series C, B, and A‑1 preferred as group, and last Series A preferred.

Dividends

The holders of shares of the preferred stock shall be entitled to receive dividends when and if declared by the board of directors, in preference of any dividend on the Company’s common stock. Such dividends shall not be cumulative or mandatory. No dividends have been declared in any period presented.

Voting

The holder of each share of the preferred stock shall be entitled to the number of votes equal to the number of Class B common stock into which such the preferred stock held by such holder are convertible.

Conversion

Each share of preferred stock shall be convertible, at the option of the holder, at any time, and without the payment of additional consideration by the holder, into a number of fully paid and nonassessable shares of Class B common stock that results from dividing the applicable original issue price for such series by the applicable conversion price in effect on the date of conversion (the “Conversion Rate”). Each share of the preferred shares shall automatically be converted into fully paid and nonassessable shares of Class B common stock at the Conversion Rate immediately upon the closing of an Initial Public Offering. Based on the conversion price set forth in the Company’s certificate of incorporation, amended in June 2018 to effect for a 10‑for‑1 stock split of its common stock, the Conversion Rate in effect as of and for the periods presented was ten shares of Class B common stock for each share of preferred stock.

Redemption

There are no redemption rights for the Series A, A‑1, or B convertible preferred stock and the holders of these preferred shares cannot unilaterally force a liquidation of the Company. The Series C and D redeemable convertible preferred stock are redeemable at the holder’s option at any time after September 25, 2025, in three annual installments at the greater of the original issue price or then-current fair value. The Series D‑1 redeemable convertible preferred stock are redeemable at the holder’s option at any time after August 29, 2026, in three annual installments at the greater of the original issue price or then-current fair value. The Series E redeemable convertible preferred stock are redeemable at the holder’s option at any time after April 15, 2027, in three annual installments at the greater of the original issue price or then-current fair value. As a result, the Series C, Series D, Series D‑1, and Series E redeemable convertible preferred stock are redeemable and classified outside of permanent equity. The Company recorded adjustments of $866.0 million for the nine-month period ending September 30, 2020 to remeasure its redeemable convertible preferred stock to its fair value of $1.1 billion as of September 30, 2020. The Company recorded adjustments of $62.5 million for the nine-month period ending September 30, 2019 to remeasure its redeemable convertible preferred stock to its fair value of $156.3 million as of September 30, 2019.

7. Preferred Stock

The authorized, issued and outstanding shares, issue price, conversion price, and liquidation preference of the Company’s preferred stock, including convertible preferred stock (Series A, Series A‑1 and Series B) and redeemable convertible preferred stock (Series C, Series D, Series D‑1), as of the dates indicated were as follows (in thousands, except for share and per share data):

	December 31, 2019
			Per Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,560,141	$1.4700	$1.4700	$8,173
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,862,291	8.1474	8.1474	23,320
Series D-1	3,000,000	2,548,458	16.0746	16.0746	40,965
	32,155,078	23,337,391			$107,698

	December 31, 2018
			Per
			Share	Per Share	Aggregate
	Shares		Price at	Conversion	Liquidation
	Authorized	Outstanding	Issuance	Price	Preference
Series A	5,929,441	5,660,141	$1.4700	$1.4700	$8,320
Series A-1	2,021,522	1,986,754	1.5100	1.5100	3,000
Series B	6,053,784	5,974,907	2.5356	2.5356	15,150
Series C	10,837,944	4,404,840	3.8798	3.8798	17,090
Series D	4,312,387	2,236,022	8.1474	8.1474	18,218
	29,155,078	20,262,664			$61,778

Issuance costs related to the convertible preferred stock are presented net against the proceeds.

In September 2019, the Company received $25.0 million in cash proceeds from the issuance of redeemable convertible Series D‑1 preferred stock to a private investor at a price per share of $16.0746. In conjunction with the issuance of the redeemable convertible Series D‑1 preferred stock, $9.8 million of the 2018 Convertible Promissory Notes, plus accrued interest, were converted into shares of redeemable convertible Series D‑1 preferred stock.

Significant terms of the convertible Series A, Series A‑1, Series B, and redeemable convertible Series C, Series D and Series D‑1 preferred stock (collectively, the “Preferred Stock”) are as follows:

Liquidation Preference

In the event of a liquidation event, such as a merger or consolidation, or sale, lease, transfer, exclusive license or other disposition of all or substantially all of the Company’s assets, either voluntary or involuntary, the holders of preferred stock are entitled to receive out of the available assets of the Company, prior and in preference to any distribution to the holders of common stock, an amount per share equal to the greater of (i) one (1) time the original issue price of the Preferred Stock plus any dividends declared but unpaid, or (ii) such amount per share as would have been payable had all shares of such preferred stock been converted into Class B common stock immediately prior to such liquidation, dissolution, winding up or Liquidation Event. Payment out of available assets will first be distributed to holders of the Series D‑1 preferred, then Series D, C, B, and A‑1 preferred as group, and last Series A preferred.

Dividends

The holders of shares of the preferred stock shall be entitled to receive dividends when and if declared by the Board of Directors, in preference of any dividend on the Company’s common stock. Such dividends shall not be cumulative or mandatory. No dividends have been declared in any period presented.

Voting

The holder of each share of the preferred stock shall be entitled to the number of votes equal to the number of Class B common stock into which such the preferred stock held by such holder are convertible.

Conversion

Each share of preferred stock shall be convertible, at the option of the holder, at any time, and without the payment of additional consideration by the holder, into a number of fully paid and nonassessable shares of Class B common stock that results from dividing the applicable original issue price for such series by the applicable conversion price in effect on the date of conversion (the “Conversion Rate”). Each share of the preferred shares shall automatically be converted into fully paid and nonassessable shares of Class B common stock at the Conversion Rate immediately upon the closing of an Initial Public Offering. Based on the conversion price set forth in the Company’s certificate of incorporation, amended in June 2018 to effect for a 10‑for‑1 stock split of its common stock, the Conversion Rate in effect as of and for the periods presented was ten shares of Class B common stock for each of share of preferred stock.

Redemption

There are no redemption rights for the convertible Series A, A‑1, or B preferred stock and the holders of these convertible preferred shares cannot unilaterally force a liquidation of the Company. The convertible Series C and D preferred stock are redeemable at the holder’s option at any time after September 25, 2025, in three annual installments at the greater of the original issue price or then-current fair value. The convertible Series D‑1 preferred stock are redeemable at the holder’s option at any time after August 29, 2026, in three annual installments at the greater of the original issue price or then-current fair value. As a result, the convertible Series C, Series D, and Series D‑1 preferred stock are deemed redeemable and classified outside of permanent equity. The Company recorded adjustments of $62.5 million and $18.8 million to remeasure its redeemable convertible preferred stock to its fair value of $156.3 million and $54.1 million as of December 31, 2019 and 2018, respectively.